Income Taxes - Income Tax Provision Attributable to Income from Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Expense Benefit Continuing Operations Income Tax Reconciliation [Abstract]
Expected provision using statutory federal income tax rate	$ 2,713	$ 2,452	$ 3,513
Effect of bond and loan tax-exempt income	(124)	(128)	(251)
Interest expense associated with carrying certain tax exempt bonds and loans	5	5	6
Bank owned life insurance income	(94)	(71)	(121)
Other	4	5	83
Total income tax provision	$ 2,504	$ 2,263	$ 3,230